As filed with the Securities and Exchange Commission on September 23, 2013

                                                         File Nos. 333-129005
                                                                   811-21823

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No. ___              [ ]


                           Post-Effective Amendment No. 17              [X]

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No.  18                       [X]

                        (Check appropriate box or boxes)

                           PIONEER SERIES TRUST V
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

           Terrence J. Cullen, Pioneer Investment Management, Inc.
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     [ ]   immediately upon filing pursuant to paragraph (b)
     [X]   on October 23, 2013 pursuant to paragraph (b)
     [ ]   60 days after filing pursuant to paragraph (a)(1)
     [ ]   on [date] pursuant to paragraph (a)(1)
     [ ]   75 days after filing pursuant to paragraph (a)(2)
     [ ]   on [date] pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

     [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to Pioneer Long/Short Global Bond Fund and Pioneer Opportunistic Long/Short Credit Fund, each a series of the Registrant.

STATEMENT OF INCORPORATION BY REFERENCE

Part A (the Prospectus) and Part B (the Statement of Additional Information) filed by the Registrant in Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A under the Securities Act of 1933 (File No. 333-129005) and Amendment No. 17 to the Registration Statement on Form N-1A under the Investment Company Act of 1940 (File No. 811-21823) pursuant to Rule 485(a) on August 9, 2013 (Accession Number 0000276776-13-000085) are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until October 23, 2013.

 			PART C - OTHER INFORMATION

Item 28.  Exhibits

       (a)(1)  Amended and Restated Agreement and Declaration of Trust (5)
       (a)(2)  Amendment to Amended and Restated Agreement and
               Declaration of Trust (as of May 22, 2010) (6)
       (a)(3)  Schedule A to to Amended and Restated Agreement and
               Declaration of Trust (July 9, 2013) (9)
       (a)(4)  Certificate of Trust (1)
       (b)     Amended and Restated By-Laws (5)
       (c)     Amended and Restated Declaration of Trust and Amended and
               Restated By-Laws cited under Items 23(a)(1) and 23(b)
       (d)(1)  Amended and Restated Management Agreement (5)
       (d)(2)  Form of Management Agreement - Pioneer Long/Short
               Global Bond Fund and Pioneer Opportunistic Long/Short
	       Credit Fund (July 9, 2013) (9)
       (e)(1)  Amended Underwriting Agreement (3)
       (e)(2)  Dealer Sales Agreement (4)
       (f)     None
       (g)(1)  Custodian Agreement (3)
       (g)(2)  Amended Appendix A to Custodian Agreement
               (December 1, 2012) (9)
       (h)(1)  Master Investment Company Service Agreement (3)
       (h)(2)  Amendment No. 6 to Master Investment Company Service Agreement
               (December 1, 2012) (9)
       (h)(3)  Amended and Restated Administration Agreement
               (March 5, 2012) (8)
       (h)(4)  Appendix A to Administration Agreement
               (December 1, 2012) (9)
       (h)(5)  Administrative Agency Agreement, dated as of March 5, 2012,
	       between Brown Brothers Harriman & Co. and Pioneer Investment
               Management, Inc. (8)
       (h)(6)  Expense Limit Agreement (July 9, 2013) (9)
       (i)(1)  Opinion of Counsel with respect to legality of shares issued by
               Pioneer Disciplined Value Fund (formerly known as Pioneer Select
               Research Value Fund), Pioneer Disciplined Growth Fund (formerly known as Pioneer Select Research Growth Fund), and Pioneer Global
               Equity Fund (formerly known as Pioneer Global Select
               Equity Fund) (2)
       (i)(2)  Opinion of Counsel with respect to legality of shares issued by
               Pioneer High Income Municipal Fund (3)
       (j)     N/A
       (k)     None
       (l)(1)  Share Purchase Agreement - Pioneer Global Equity Fund (formerly known as Pioneer Global Select Equity Fund), Pioneer Disciplined
               Value Fund (formerly known as Pioneer Select Research
               Value Fund), and Pioneer Disciplined Growth Fund (formerly known as Pioneer Select Research Growth Fund) (2)
       (l)(2)  Share Purchase Agreement - Pioneer High Income Municipal Fund (3)
       (m)(1)  Pioneer Funds Distribution Plan (5)
       (m)(2)  Appendix A and Appendix B to Pioneer Funds Distribution Plan
               (July 2013) (9)
       (n)(1)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Disciplined
               Value Fund (formerly known as Pioneer Select Research
               Value Fund) (2)
       (n)(2)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Disciplined
               Growth Fund (formerly known as Pioneer Select Research
               Growth Fund) (2)
       (n)(3)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Global
               Equity Fund (formerly known as Pioneer Global Select
               Equity Fund) (2)
       (n)(4)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer High Income
               Municipal Fund (3)
       (n)(5)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Long/Short
               Global Bond Fund (*)
       (n)(6)  Multiclass Plan Pursuant to Rule 18f-3 - Pioneer Opportunistic
               Long/Short Credit Fund (*)
       (o)     Not applicable
       (p)     Code of Ethics of the Pioneer Funds, Pioneer Funds
               Distributor, Inc., Pioneer Institutional Asset Managemet, Inc.,
               and Pioneer Investment Management, Inc. (February 2010) (7)
       N/A     Power of Attorney (January 11, 2011) (8)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed with the registrant's initial registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the Securities and Exchange Commission (the "SEC") on October 14, 2005 (Accession No. 0001341256-05-000004).

(2) Previously filed. Incorporated herein by reference from the exhibits filed with Pre-Effective Amendment No. 1 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 14, 2005 (Accession No. 0001341256-05-000010).

(3) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 4 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on October 10, 2006 (Accession No. 0001341256-06-000015).

(4) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 5 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 27, 2007 (Accession No. 0001341256-07-000014).

(5) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 7 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on October 31, 2008 (Accession No. 0001341256-08-000032).

(6) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 11 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 23, 2010 (Accession No. 0001341256-10-000028).

(7) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 12 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 23, 2011 (Accession No. 0001341256-11-000011).

(8) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 14 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on December 21, 2012 (Accession No. 0001341256-12-000006).

(9) Previously filed. Incorporated herein by reference from the exhibits filed with Post-Effective Amendment No. 16 to the registrant's registration statement on Form N-1A (File Nos. 333-129005 and 811-21823), as filed with the SEC on August 9, 2013 (Accession No. 0000276776-13-000085).

(*) To be filed by Amendment.


Item 29.  Persons Controlled by or Under Common Control with the Trust

     None.


Item 30.  Indemnification

     Except for the Trust's Amended and Restated Agreement and Declaration of Trust (the "Declaration"), establishing the Trust as a stautory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Trust is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Trust shall be indemnified by the Trust or the appropriate Trust series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

     Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 31.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredit S.p.A. ("UniCredit"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Trust, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel,
                              Wilmer Cutler Pickering Hale and Dorr LLP,
                              60 State Street, Boston, Massachusetts 02109


ITEM 32. PRINCIPAL UNDERWRITERS

        (a) Pioneer Funds Distributor, Inc. acts as principal underwriter for the following investment companies:

               Pioneer Bond Fund
               Pioneer Emerging Markets Fund
               Pioneer Equity Income Fund
               Pioneer Equity Opportunity Fund
               Pioneer Fund
               Pioneer High Yield Fund
               Pioneer Ibbotson Asset Allocation Series
               Pioneer Mid Cap Growth Fund
               Pioneer Mid Cap Value Fund
               Pioneer Money Market Trust
               Pioneer Real Estate Shares
               Pioneer Series Trust I
               Pioneer Series Trust II
               Pioneer Series Trust III
               Pioneer Series Trust IV
               Pioneer Series Trust V
               Pioneer Series Trust VI
               Pioneer Series Trust VII
               Pioneer Series Trust VIII
               Pioneer Series Trust X
               Pioneer Series Trust XI
               Pioneer Series Trust XII
	       Pioneer Short Term Income Fund
               Pioneer Strategic Income Fund
               Pioneer Variable Contracts Trust

        (b)        Directors and executive officers of Pioneer Funds
                   Distributor, Inc.:




                           POSITIONS AND OFFICES                         POSITIONS AND OFFICES
NAME                       WITH UNDERWRITER                              WITH FUND
-------------------------- --------------------------------------------- -------------------------


  Daniel K. Kingsbury      Director                                      Executive Vice President
									 and Trustee

  Joseph D. Kringdon       Director and President                        None

  Mark D. Goodwin          Executive Vice President and Chief            None
                           Operating Officer

  Gregg Dooling            Chief Financial Officer                       None

  Gerald H. Stanney, Jr.   Vice President and Chief Compliance Officer   None

  Patrick D. Grecco        Vice President and Controller                 None


The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.


        (c)        Not applicable.


ITEM 33. LOCATION OF ACCOUNTS AND RECORDS


The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 34.  Management Services

     Not applicable.


Item 35.  Undertakings

     Not applicable.

                               SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 23rd day of September, 2013

                                             PIONEER SERIES TRUST V



                                        By: /s/ Daniel K. Kingsbury
                                            ----------------------------
                                                Daniel K. Kingsbury
                                                Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on September 23, 2013:

        Signature                               Title

        John F. Cogan, Jr.*             President (Principal Executive
        John F. Cogan, Jr.              Officer) and Trustee


        Mark E. Bradley*                Treasurer (Principal
        Mark E. Bradley                 Financial and Accounting
                                        Officer)

        David R. Bock*                  Trustee
        David R. Bock


        Benjamin M. Friedman*           Trustee
        Benjamin M. Friedmam


        Margaret B.W. Graham*           Trustee
        Margaret B.W. Graham



        /s/Daniel K. Kingsbury          Executive Vice President
        -----------------------         and Trustee
           Daniel K. Kingsbury


        Thomas J. Perna*                Chairman of the Board and
        Thomas J. Perna			Trustee


        Marguerite A. Piret*            Trustee
        Marguerite A. Piret


        Stephen K. West*                Trustee
        Stephen K. West




 *By: /s/Daniel K. Kingsbury           Dated: September 23, 2013
      -----------------------
         Daniel K. Kingsbury
         Attorney-in-Fact